Document and Entity Information	Nov. 05, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Life Storage, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13820
Entity Tax Identification Number	16-1194043
Entity Address, Address Line One	6467 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	633-1850
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000944314
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	LSI
Security Exchange Name	NYSE
LIFE STORAGE LP [Member]
Entity Information [Line Items]
Entity Registrant Name	Life Storage LP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24071
Entity Tax Identification Number	16-1481551